SUPPLEMENTAL SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	ONE MICROSOFT PUERTO RICO RETIREMENT PLAN
Entity Tax Identification Number	98-0459037
EBP, Plan Number	001
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 181,787
EBP, Asset Held for Investment, Total	$ 38,738,606
Investment, Identifier [Axis]: American Funds Bond Fund of Amer R4 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Bond Fund of Amer R4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 248,183
Investment, Identifier [Axis]: American New Perspective Fund - Class R-4 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American New Perspective Fund Class R-4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,580,422
Investment, Identifier [Axis]: Banco Popular de Puerto Rico Time Deposits
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Banco Popular de Puerto Rico [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Time Deposits [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,736
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: BlackRock Total Return Fund Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Total Return Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,856,790
Investment, Identifier [Axis]: Columbia Small Cap Index Fund - Class A Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Columbia Small Cap Index Fund Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 981,692
Investment, Identifier [Axis]: Federated Trust for U.S. Treasury Obligations Fund - Institutional Shares Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Federated Trust for U.S. Treasury Obligations Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 708,003
Investment, Identifier [Axis]: JPMorgan Large Cap Growth R4 Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Large Cap Growth R4 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,911,956
Investment, Identifier [Axis]: MFS Research International Fund - Class A Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Research International Fund - Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 149,092
Investment, Identifier [Axis]: Microsoft Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Microsoft Corporation Common Stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,749,758
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
Investment, Identifier [Axis]: T Rowe Price Retirement 2010 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2010 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 315,243
Investment, Identifier [Axis]: T Rowe Price Retirement 2015 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2015 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,122
Investment, Identifier [Axis]: T Rowe Price Retirement 2020 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2020 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,523,116
Investment, Identifier [Axis]: T Rowe Price Retirement 2025 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2025 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 291,392
Investment, Identifier [Axis]: T Rowe Price Retirement 2030 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2030 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,028,086
Investment, Identifier [Axis]: T Rowe Price Retirement 2035 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2035 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,499,753
Investment, Identifier [Axis]: T Rowe Price Retirement 2040 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2040 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,773,700
Investment, Identifier [Axis]: T Rowe Price Retirement 2045 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2045 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,912,582
Investment, Identifier [Axis]: T Rowe Price Retirement 2050 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2050 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,180,098
Investment, Identifier [Axis]: T Rowe Price Retirement 2055 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2055 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 836,038
Investment, Identifier [Axis]: T Rowe Price Retirement 2060 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2060 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 418,068
Investment, Identifier [Axis]: T Rowe Price Retirement 2065 Fund - Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement 2065 Fund Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,864
Investment, Identifier [Axis]: T Rowe Price Retirement Income – Advisor Class Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Retirement Income Advisor Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 315,826
Investment, Identifier [Axis]: Vanguard Windsor II Fund Investor Shares Registered Investment Company
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Windsor II Fund Investor Shares [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,220,299
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Minimum [Member] | Investment, Identifier [Axis]: Banco Popular de Puerto Rico Time Deposits Interest
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Interest Rate	2.938%
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
EBP, Asset Held for Investment, Participant Loan, Maturity Date	Sep. 30, 2038
Maximum [Member] | Investment, Identifier [Axis]: Banco Popular de Puerto Rico Time Deposits Interest
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Interest Rate	3.188%

[1]	Party-in-interest